Equity (Details - Stock option activity) - Options Held [Member]	6 Months Ended
Jun. 30, 2025 $ / shares shares
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Options outstanding, beginning balance | shares	398,284,669
Weighted-average exercise price per share, beginning balance | $ / shares	$ 0.09
Options granted | shares	1,028,772,533
Weighted-average exercise price per share, granted | $ / shares	$ 0.005
Options exercised | shares	0
Weighted-average exercise price per share, exercised | $ / shares	$ 0
Options forfeited | shares	0
Weighted-average exercise price per share, forfeited | $ / shares	$ 0
Options expired | shares	0
Weighted-average exercise price per share, expired | $ / shares	$ 0
Options outstanding, ending balance | shares	1,427,057,202
Weighted-average exercise price per share, ending balance | $ / shares	$ 0.011